DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Liabilities
SUMMARY OF DERIVATIVE LIABILITIES

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Risk-free interest rate	2.86%	0.73%
Expected options life	549 days	730 days
Expected dividend yield	-	-
Expected price volatility	360.83%	341.14%

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.73%	0.13-0.36%
Expected options life	1 - 2 yrs	1-3 yrs
Expected dividend yield	-	-
Expected price volatility	341%	693%